UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        February 12, 2007


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $5,632,725 (K)

List of Other Included Managers:           None

NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC		COMMON		026874107  372209  5194100 SH		SOLE			0  4567100  627000
ANHEUSER BUSCH COS INC		COMMON		035229103  303254  6163708 SH		SOLE			0  5338108  825600
AUTOMATIC DATA PROCESSIN	COMMON		053015103  400532  8132637 SH		SOLE			0  7130437 1002200
BERKSHIRE HATHAWAY INC B	COMMON		084670207   69815    19044 SH		SOLE			0    16695    2349
COCA COLA CO			COMMON		191216100  345899  7168900 SH		SOLE			0  6286600  882300
DISNEY WALT CO			COM DISNEY	254687106  174625  5095564 SH		SOLE			0  4512038  583526
GANNETT INC			COMMON		364730101  317328  5248559 SH		SOLE			0  4604659  643900
GENERAL ELEC CO			COMMON		369604103  468359 12586922 SH		SOLE			0 11041909 1545013
GOLDMAN SACHS GROUP INC		COMMON		38141G104  426287  2138384 SH		SOLE			0  1876640  261744
INTERNATIONAL BUSINESS M	COMMON		459200101  481442  4955654 SH		SOLE			0  4344754  610900
JOHNSON & JOHNSON		COMMON		478160104  379126  5742600 SH		SOLE			0  5035400  707200
LEGG MASON INC			COMMON		524901105  100877  1061300 SH		SOLE			0   927900  133400
MICROSOFT CORP			COMMON		594918104  301243 10088500 SH		SOLE			0  8848500 1240000
PEPSICO INC			COMMON		713448108  364882  5833442 SH		SOLE			0  5116842  716600
PROCTER & GAMBLE CO		COMMON		742718109  219438  3414320 SH		SOLE			0  2995320  419000
WAL MART STORES INC		COMMON		931142103  431648  9347078 SH		SOLE			0  8193578 1153500
WELLS FARGO & CO NEW		COMMON		949746101  475761 13379100 SH		SOLE			0 11746800 1632300
